Rental Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total rental equipment	$ 4,755,443	$ 4,250,416
Less: accumulated depreciation	(1,374,128)	(1,173,129)
Rental equipment, net	3,381,315	3,077,287
Modular space units
Property, Plant and Equipment [Line Items]
Total rental equipment	3,541,451	3,197,779
Portable storage units
Property, Plant and Equipment [Line Items]
Total rental equipment	1,009,059	849,193
Value added products
Property, Plant and Equipment [Line Items]
Total rental equipment	$ 204,933	$ 203,444